General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Selling, General and Administrative Expense [Abstract]
Management fees, salaries and wages	$ 1,515	$ 972
Marketing	514	383
Office, administration and regulatory	1,565	982
Professional fees, advisory and consulting	2,156	1,106
Total	$ 5,750	$ 3,443